Financial instruments: valuation - Adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial instruments - classification
Funding valuation adjustments	£ 125	£ 132
Credit valuation adjustments	220	236
Bid - offer	75	86
Product and deal specific	149	103
Total	£ 569	£ 557